Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Allocated issuance costs	$ 14,303,235		$ 14,303,235		$ 14,303,235
Underwriting fees			3,450,000		3,450,000
Deferred underwriting commissions			6,037,500		6,037,500
Fair value amount	4,411,238		4,411,238		4,411,238
Other offering cost	404,497		404,497		404,497
Issuance of Class A shares amount			13,780,222		13,780,222
Warrants amount issuance costs			523,013		523,013
Federal depository insurance coverage expense			250,000		$ 250,000
Accumulated deficit	85,100		85,100
Cumulative earnings	$ 1,490,958		$ 1,498,386
Effective tax rate	0.00%	2.53%	(112.60%)		0.00%
Statutory tax rate percentage	21.00%	9.00%	21.00%	21.00%
federal excise tax			1.00%
Fair market value			1.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share subject to forfeiture (in Shares)			13,825,000		13,825,000